                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-7264
                                                      --------

                             Greater China Portfolio
                             -----------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2004
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GREATER CHINA GROWTH PORTFOLIO as of August 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.0%

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
CHINA -- 10.8%

AUTO MANUFACTURER -- 1.2%

Denway Motors, Ltd.                                           2,781,000   $   1,102,334
---------------------------------------------------------------------------------------
                                                                          $   1,102,334
---------------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 1.1%

Hengan International Group Co., Ltd.                          1,846,000   $   1,095,040
---------------------------------------------------------------------------------------
                                                                          $   1,095,040
---------------------------------------------------------------------------------------

INSURANCE -- 1.3%

China Insurance International Holdings Co., Ltd.              3,022,000   $   1,246,480
---------------------------------------------------------------------------------------
                                                                          $   1,246,480
---------------------------------------------------------------------------------------

MINING -- 1.4%

Yanzhou Coal Mining Co., Ltd.                                 1,232,000   $   1,343,710
---------------------------------------------------------------------------------------
                                                                          $   1,343,710
---------------------------------------------------------------------------------------

OIL COMPANIES-INTEGRATED -- 1.9%

PetroChina Co., Ltd.                                          3,566,000   $   1,804,114
---------------------------------------------------------------------------------------
                                                                          $   1,804,114
---------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.4%

China Telecom Corp., Ltd.                                     6,988,000   $   2,251,487
---------------------------------------------------------------------------------------
                                                                          $   2,251,487
---------------------------------------------------------------------------------------

TEXTILES -- 1.5%

Weiqiao Textile Co., Ltd.                                       917,000   $   1,467,800
---------------------------------------------------------------------------------------
                                                                          $   1,467,800
---------------------------------------------------------------------------------------

TOTAL CHINA
   (IDENTIFIED COST $8,783,256)                                           $  10,310,965
---------------------------------------------------------------------------------------

HONG KONG -- 57.2%

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
ADVERTISING -- 0.9%

Clear Media, Ltd.(1)                                          1,150,000   $     847,762
---------------------------------------------------------------------------------------
                                                                          $     847,762
---------------------------------------------------------------------------------------

APPAREL AND ACCESSORIES -- 1.5%

Ports Design, Ltd.                                              763,000   $   1,389,060
---------------------------------------------------------------------------------------
                                                                          $   1,389,060
---------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.8%

Kingdee International Software Group Co., Ltd.                2,650,000   $     722,587
---------------------------------------------------------------------------------------
                                                                          $     722,587
---------------------------------------------------------------------------------------

BANKS -- 5.2%

Dah Sing Financial Holdings, Ltd.                               274,882   $   1,978,422
Hang Seng Bank, Ltd.                                            192,000       2,562,578
Wing Lung Bank, Ltd.                                             60,700         443,192
---------------------------------------------------------------------------------------
                                                                          $   4,984,192
---------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.3%

China Resources Cement Holding, Ltd.(1)                       1,240,000   $     258,083
---------------------------------------------------------------------------------------
                                                                          $     258,083
---------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.0%

TPV Technology, Ltd.                                          1,422,000   $     924,128
---------------------------------------------------------------------------------------
                                                                          $     924,128
---------------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 0.6%

The Grande Holdings, Ltd.                                       700,000   $     540,547
---------------------------------------------------------------------------------------
                                                                          $     540,547
---------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 5.0%

Esprit Holdings, Ltd.                                           727,000   $   3,506,990
Linmark Group, Ltd.                                           2,628,000         814,995
Pacific Andes International Holding, Ltd.                     2,588,000         422,129
---------------------------------------------------------------------------------------
                                                                          $   4,744,114
---------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 13.9%

Jardine Matheson Holdings, Ltd.                                 360,000   $   4,680,000
NWS Holdings, Ltd.                                              574,000         646,100
Shun Tak Holdings, Ltd.                                       5,728,000       3,015,267
Swire Pacific, Ltd. - Class A                                   371,000       2,639,373
Swire Pacific, Ltd. - Class B                                   660,000         809,676
Wharf Holdings, Ltd.                                            444,000       1,471,949
---------------------------------------------------------------------------------------
                                                                          $  13,262,365
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
ELECTRIC - INTEGRATED -- 12.1%

China Resources Power Holdings, Co.(1)                        3,468,000   $   1,840,716
CLP Holdings, Ltd.                                              954,000       5,521,690
Hong Kong Electric Holdings                                     944,500       4,222,607
---------------------------------------------------------------------------------------
                                                                          $  11,585,013
---------------------------------------------------------------------------------------

ELECTRIC PRODUCTS -- 1.0%

Techtronic Industries Co., Ltd.                                 620,000   $     977,699
---------------------------------------------------------------------------------------
                                                                          $     977,699
---------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 1.0%

Chitaly Holdings, Ltd.                                        1,686,000   $     983,506
---------------------------------------------------------------------------------------
                                                                          $     983,506
---------------------------------------------------------------------------------------

GAS PRODUCTION & DISTRIBUTION -- 3.1%

Hong Kong and China Gas Co., Ltd.                             1,648,000   $   2,973,995
---------------------------------------------------------------------------------------
                                                                          $   2,973,995
---------------------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.8%

Shangri-La Asia, Ltd.                                           878,000   $     815,711
---------------------------------------------------------------------------------------
                                                                          $     815,711
---------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 2.3%

CNOOC, Ltd.                                                   4,650,000   $   2,180,549
---------------------------------------------------------------------------------------
                                                                          $   2,180,549
---------------------------------------------------------------------------------------

OPTICAL PRODUCTS -- 1.1%

Sun Hing Vision Group Holdings, Ltd.                          2,178,000   $   1,019,199
---------------------------------------------------------------------------------------
                                                                          $   1,019,199
---------------------------------------------------------------------------------------

PAPER PRODUCTS -- 0.2%

Lee & Man Paper Manufacturing, Ltd.                             302,000   $     239,030
---------------------------------------------------------------------------------------
                                                                          $     239,030
---------------------------------------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT -- 4.9%

Hopewell Holdings, Ltd.                                       1,127,000   $   2,446,371
Kerry Properties, Ltd.                                        1,244,000       2,256,277
---------------------------------------------------------------------------------------
                                                                          $   4,702,648
---------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 1.5%

Dickson Concepts International, Ltd.                          1,399,200   $   1,400,599
---------------------------------------------------------------------------------------
                                                                          $   1,400,599
---------------------------------------------------------------------------------------

TOTAL HONG KONG
   (IDENTIFIED COST $43,299,654)                                          $  54,550,787
---------------------------------------------------------------------------------------

JAPAN -- 0.1%

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.1%

Sansui Electric Co., Ltd.(1)                                    350,000   $      92,487
---------------------------------------------------------------------------------------
                                                                          $      92,487
---------------------------------------------------------------------------------------

TOTAL JAPAN
   (IDENTIFIED COST $114,171)                                             $      92,487
---------------------------------------------------------------------------------------

TAIWAN -- 25.9%

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
BANKS -- 6.0%

Bank of Kaohsiung                                             2,786,300   $   1,793,999
Chinatrust Financial Holding Co., Ltd.                        2,444,374       2,587,962
Taishin Financial Holdings Co. Ltd.                           1,818,036       1,390,282
---------------------------------------------------------------------------------------
                                                                          $   5,772,243
---------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.1%

Taiwan Secom Co., Ltd.                                          976,000   $   1,006,759
---------------------------------------------------------------------------------------
                                                                          $   1,006,759
---------------------------------------------------------------------------------------

CHEMICALS -- 0.8%

Taiwan Fertilizer Co., Ltd.                                     917,000   $     730,847
---------------------------------------------------------------------------------------
                                                                          $     730,847
---------------------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 2.3%

Formosa Plastics Corp.                                        1,493,561   $   2,245,832
---------------------------------------------------------------------------------------
                                                                          $   2,245,832
---------------------------------------------------------------------------------------

COMPUTERS -- 2.0%

Acer, Inc.                                                    1,445,759   $   1,932,674
---------------------------------------------------------------------------------------
                                                                          $   1,932,674
---------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                     SHARES       VALUE
---------------------------------------------------------------------------------------
ELECTRIC PRODUCTS -- 1.2%

LITE-ON IT Corp.                                                512,400   $   1,148,015
---------------------------------------------------------------------------------------
                                                                          $   1,148,015
---------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.0%

Continental Engineering Corp.                                 2,186,880   $     946,798
---------------------------------------------------------------------------------------
                                                                          $     946,798
---------------------------------------------------------------------------------------

INSURANCE -- 2.4%

Cathay Financial Holding Co., Ltd.                            1,283,000   $   2,251,690
---------------------------------------------------------------------------------------
                                                                          $   2,251,690
---------------------------------------------------------------------------------------

SOFTWARE -- 1.1%

Soft-World International Corp.(1)                               515,000   $   1,031,933
---------------------------------------------------------------------------------------
                                                                          $   1,031,933
---------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 8.0%

Chunghwa Telecom Co., Ltd.                                    2,832,000   $   4,501,055
Far EasTone Telecommunications Co., Ltd.                        839,300         823,246
Taiwan Cellular Corp.(1)                                      2,480,000       2,340,084
---------------------------------------------------------------------------------------
                                                                          $   7,664,385
---------------------------------------------------------------------------------------

TOTAL TAIWAN
   (IDENTIFIED COST $24,081,018)                                          $  24,731,176
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $76,278,099)                                          $  89,685,415
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 94.0%
   (IDENTIFIED COST $76,278,099)                                          $  89,685,415
---------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 6.0%                                    $   5,770,663
---------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $  95,456,078
---------------------------------------------------------------------------------------

(1) Non-income producing security.

                        See notes to financial statements

TOP TEN HOLDINGS

                                                                      PERCENTAGE
COMPANY                                  INDUSTRY SECTOR              OF NET ASSETS   VALUE
-------------------------------------------------------------------------------------------------
CLP Holdings, Ltd.                       Electric - Integrated             5.8%       $ 5,521,690

Jardine Matheson Holdings, Ltd.          Diversified Operations            4.9          4,680,000

Chunghwa Telecom Co., Ltd.               Telecommunications
                                           Services                        4.7          4,501,055

Hong Kong Electric Holdings              Electric - Integrated             4.4          4,222,607

Esprit Holdings, Ltd.                    Distribution/Wholesale            3.7          3,506,990

Shun Tak Holdings, Ltd.                  Diversified Operations            3.2          3,015,267

Hong Kong and China Gas Co., Ltd.        Gas Production &
                                           Distribution                    3.1          2,973,995

Swire Pacific, Ltd. - Class A            Diversified Operations            2.8          2,639,373

Chinatrust Financial Holding Co., Ltd.   Banks                             2.7          2,587,962

Hang Seng Bank, Ltd.                     Banks                             2.7          2,562,578

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                             PERCENTAGE
INDUSTRY SECTOR                              OF NET ASSETS   VALUE
-------------------------------------------------------------------------
Diversified Operations                         13.9%         $ 13,262,365

Electric - Integrated                          12.1            11,585,013

Banks                                          11.3            10,756,435

Telecommunications Services                     8.0             7,664,385

Distribution/Wholesale                          5.0             4,744,114

Real Estate Operating/Development               4.9             4,702,648

Insurance                                       3.7             3,498,170

Gas Production & Distribution                   3.1             2,973,995

Telecommunication Services                      2.4             2,251,487

Chemicals - Plastics                            2.4             2,245,832

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of August 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

ASSETS

Investments, at value (identified cost, $76,278,099)            $  89,685,415
Cash                                                                  589,330
Foreign currency, at value (identified cost, $5,800,870)            5,718,169
Interest and dividends receivable                                     422,425
-----------------------------------------------------------------------------
TOTAL ASSETS                                                    $  96,415,339
-----------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $     945,751
Accrued expenses                                                       13,510
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                               $     959,261
-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO       $  95,456,078
-----------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals         $  82,131,400
Net unrealized appreciation (computed on the basis of
  identified cost)                                                 13,324,678
-----------------------------------------------------------------------------
TOTAL                                                           $  95,456,078
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $244,083)                      $   2,718,319
Interest                                                               18,526
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         $   2,736,845
-----------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                          $     697,797
Administration fee                                                    232,611
Trustees' fees and expenses                                            13,041
Custodian fee                                                         250,524
Legal and accounting services                                          47,734
Miscellaneous                                                           4,271
-----------------------------------------------------------------------------
TOTAL EXPENSES                                                  $   1,245,978
-----------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                   $      88,284
-----------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                        $      88,284
-----------------------------------------------------------------------------

NET EXPENSES                                                    $   1,157,694
-----------------------------------------------------------------------------

NET INVESTMENT INCOME                                           $   1,579,151
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)              $  12,170,157
   Foreign currency transactions                                      (94,448)
-----------------------------------------------------------------------------
NET REALIZED GAIN                                               $  12,075,709
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                          $     373,996
   Foreign currency                                                   (84,276)
-----------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)            $     289,720
-----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                $  12,365,429
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $  13,944,580
-----------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED          YEAR ENDED
                                                          AUGUST 31, 2004     AUGUST 31, 2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                    $   1,579,151       $   1,111,709
   Net realized gain (loss) from Investment
      transactions, and foreign currency                       12,075,709          (5,295,476)
   Net change in unrealized appreciation
      (depreciation) from financial futures
      contracts, and foreign currency                             289,720          17,784,687
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $  13,944,580       $  13,600,920
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                            $  39,805,742       $  31,293,604
   Withdrawals                                                (30,123,035)        (34,261,737)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                     $   9,682,707       $  (2,968,133)
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  $  23,627,287       $  10,632,787
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                        $  71,828,791       $  61,196,004
---------------------------------------------------------------------------------------------
AT END OF YEAR                                              $  95,456,078       $  71,828,791
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                               YEAR ENDED AUGUST 31,
                                                        --------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   1.34%         1.43%         1.40%          1.29%          1.25%
   Expenses after custodian fee reduction                     1.24%         1.25%         1.10%          1.08%          1.06%
   Net investment income                                      1.70%         1.90%         0.81%          0.71%          0.51%
Portfolio Turnover                                             124%          114%          155%            35%            34%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              20.02%        24.59%        (2.72)%           --             --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $   95,456    $   71,829    $   61,196     $   79,118    $   169,181
----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of August 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2004 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2004, the adviser fee amounted to $697,797. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2004, the administrative fee amounted to $232,611. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $113,764,940 and $105,668,722, respectively, for the year ended August 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  76,278,102
   -----------------------------------------------------

   Gross unrealized appreciation           $  15,762,085
   Gross unrealized depreciation              (2,354,772)
   -----------------------------------------------------

   NET UNREALIZED APPRECIATION             $  13,407,313
   -----------------------------------------------------

   The unrealized depreciation on foreign currency is $82,638.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

GREATER CHINA GROWTH PORTFOLIO as of August 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF GREATER CHINA GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 2004, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 19, 2004

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT (Unaudited)

FUND MANAGEMENT. The Trustees of the Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Ms. Chan is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Investment Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                    POSITION(S)       TERM OF                                 NUMBER OF PORTFOLIOS
                     WITH THE       OFFICE AND                                   IN FUND COMPLEX
   NAME AND          TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
 DATE OF BIRTH     THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes     Trustee of     Trustee of the   Chairman, President and           195                  Director of EVC
11/9/41             the Trust;   Trust since 1989;  Chief Executive Officer
                    Trustee and   Trustee and Vice  of BMR, EVC, EVM and EV;
                       Vice       President of the  Director of EV; Vice
                   President of   Portfolio since   President and Director of
                   the Portfolio       1992         EVD. Trustee and/or
                                                    officer of 195 registered
                                                    investment companies in
                                                    the Eaton Vance Fund
                                                    Complex. Mr. Hawkes is an
                                                    interested person because
                                                    of his positions with
                                                    BMR, EVM, EVC and EV
                                                    which are affiliates of
                                                    the Trust and the
                                                    Portfolio.

Hon. Robert         Trustee and      Since 1992     Chief Executive Officer            5                   Chairman of LGM
Lloyd George(2)    President of                     of LGM and Lloyd George.
8/13/52            the Portfolio                    Mr. Lloyd George is an
                                                    interested person because
                                                    of his positions with LGM
                                                    and Lloyd George, which
                                                    are affiliates of the
                                                    Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y.          Trustee of      Since 1992     President of Lingnan               5             Director of First Pacific
Chen(2)            the Portfolio                    University in Hong Kong.                          Company, Asia Satellite
1/14/45                                                                                             Telecommunications Holdings
                                                                                                   Ltd. and Wharf Holdings Limited
                                                                                                      (property management and
                                                                                                           communications)

Samuel L. Hayes,      Trustee      Trustee of the   Jacob H. Schiff Professor         195              Director of Tiffany & Co.
III                              Trust since 1989;  of Investment Banking                              (specialty retailer) and
2/23/35                           of the Portfolio  Emeritus, Harvard                              Telect, Inc. (telecommunication
                                     since 1992     University Graduate                                    services company)
                                                    School of Business
                                                    Administration.

William H. Park       Trustee        Since 2003     President and Chief               194                     None
9/19/47                                             Executive Officer, Prizm
                                                    Capital Management, LLC
                                                    (investment management
                                                    firm) (since 2002).
                                                    Executive Vice President
                                                    and Chief Financial
                                                    Officer, United Asset
                                                    Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms)
                                                    (1982-2001).

Ronald A. Pearlman    Trustee        Since 2003     Professor of Law,                 194                     None
7/10/40                                             Georgetown University Law
                                                    Center (since 1999). Tax
                                                    Partner, Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

                    POSITION(S)       TERM OF                                 NUMBER OF PORTFOLIOS
                     WITH THE       OFFICE AND                                   IN FUND COMPLEX
   NAME AND          TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
 DATE OF BIRTH     THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer      Trustee      Trustee of the   President, Chief                  195                     None
9/21/35                          Trust since 1989;  Executive Officer and a
                                  of the Portfolio  Director of Asset
                                     since 1996     Management Finance Corp.
                                                    (a specialty finance
                                                    company serving the
                                                    investment management
                                                    industry) (since October
                                                    2003). President, Unicorn
                                                    Corporation (an
                                                    investment and financial
                                                    advisory services
                                                    company) (since September
                                                    2000). Formerly,
                                                    Chairman, Hellman, Jordan
                                                    Management Co., Inc. (an
                                                    investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory
                                                    Director of Berkshire
                                                    Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly,
                                                    Chairman of the Board,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds
                                                    (mutual funds)
                                                    (1980-2000).

Lynn A. Stout         Trustee      Trustee of the   Professor of Law,                 195                     None
9/14/57                          Trust since 1989;  University of California
                                  of the Portfolio  at Los Angeles School of
                                     since 2003     Law (since July 2001).
                                                    Formerly, Professor of
                                                    Law, Georgetown
                                                    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                         POSITION(S)      TERM OF
                          WITH THE      OFFICE AND
      NAME AND           TRUST AND       LENGTH OF                         PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO      SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of    Since 2002(3)   Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                 the Trust                      Investment Officer of EVM and BMR and Director of EVC. Chief
                                                       Executive Officer of Belair Capital Fund LLC, Belcrest
                                                       Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                       Fund LLC and Belrose Capital Fund LLC (private investment
                                                       companies sponsored by EVM). Officer of 57 registered
                                                       investment companies managed by EVM or BMR.

Pamela Chan(2)         Vice President   Since 2002     Director of Lloyd George. Officer of 1 registered investment
2/7/57                     of the                      company managed by EVM or BMR.
                         Portfolio

Gregory L. Coleman     Vice President   Since 2001     Partner of Atlanta Capital. Officer of 10 registered
10/28/49                of the Trust                   investment companies managed by EVM or BMR.

William Walter         Vice President   Since 1992     Director, Finance Director and Chief Operating Officer of
Raleigh Kerr(2)            of the                      Lloyd George. Director of LGM. Officer of 4 registered
8/17/50                  Portfolio                     investment companies managed by EVM or BMR.

James A. Womack        Vice President   Since 2001     Vice President of Atlanta Capital. Officer of 10 registered
11/20/68                of the Trust                   investment companies managed by EVM or BMR.

Alan R. Dynner            Secretary     Since 1997     Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                               EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

                         POSITION(S)      TERM OF
                          WITH THE      OFFICE AND
      NAME AND           TRUST AND       LENGTH OF                         PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO      SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

William J. Austin, Jr. Treasurer of    Since 2002(3)   Vice President of EVM and BMR. Officer of 56 registered
12/27/51               the Portfolio                   investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of     Since 1989     Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                   the Trust                     investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) The business address for Ms. Chan and Messrs. Kerr and Lloyd George is 3808 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                              08/31/03         08/31/04
-------------------------------------------------------------------------
Audit Fees                                      $ 42,230         $ 43,466

Audit-Related Fees(1)                           $      0         $      0

Tax Fees(2)                                     $  5,200         $  5,400

All Other Fees(3)                               $      0         $      0
                                                -------------------------

Total                                           $ 48,430         $ 48,866
                                                =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended August 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant's principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant's investment adviser.

FISCAL YEARS ENDED                              08/31/03         08/31/04
--------------------------------------------------------------------------
Registrant                                     $    5,200       $    5,400

Eaton Vance (1)                                $  435,295       $  291,084

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREATER CHINA PORTFOLIO

By:     /s/Hon. Robert Lloyd George
       ----------------------------
       Hon. Robert Lloyd George
       President


Date:  October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/William J. Austin, Jr.
       ----------------------------
       William J. Austin, Jr.
       Treasurer


Date:  October 19, 2004


By:     /s/Hon. Robert Lloyd George
       ----------------------------
       Hon. Robert Lloyd George
       President


Date:  October 19, 2004